Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for legal claims [Line Items]
Provisions	R$ 1,934,020	R$ 956,696	R$ 1,828,916
Companhia Paranaense De Energia Copel [Member]
Provision for legal claims [Line Items]
Provisions	138,609	207,123
Tax Claim [Member] | Companhia Paranaense De Energia Copel [Member]
Provision for legal claims [Line Items]
Provisions	133,290	190,571
Labor [Member] | Companhia Paranaense De Energia Copel [Member]
Provision for legal claims [Line Items]
Provisions	4,827	5,099
Employee Benefits | Companhia Paranaense De Energia Copel [Member]
Provision for legal claims [Line Items]
Provisions	492	375
Civil [Member] | Companhia Paranaense De Energia Copel [Member]
Provision for legal claims [Line Items]
Provisions	R$ 0	R$ 11,078